Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

July 31, 2021

USY-QTLY-0921
1.9883817.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	288,636	$16,100,116
Entertainment - 2.2%
Activision Blizzard, Inc.	54,039	4,518,741
Electronic Arts, Inc.	20,062	2,888,126
Take-Two Interactive Software, Inc. (a)	8,034	1,393,256
The Walt Disney Co. (a)	126,614	22,286,596
		31,086,719
Interactive Media & Services - 8.1%
Alphabet, Inc.:
Class A (a)	20,976	56,520,461
Class C (a)	20,563	55,610,988
		112,131,449
Media - 0.3%
Cable One, Inc.	379	715,548
Discovery Communications, Inc.:
Class A (a)	11,429	331,555
Class C (non-vtg.) (a)	20,990	569,039
Interpublic Group of Companies, Inc.	27,245	963,383
Omnicom Group, Inc.	14,993	1,091,790
Sirius XM Holdings, Inc.	72,540	469,334
		4,140,649

TOTAL COMMUNICATION SERVICES		163,458,933

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Aptiv PLC (a)	18,834	3,142,453
BorgWarner, Inc.	16,671	816,546
		3,958,999
Automobiles - 2.6%
Tesla, Inc. (a)	53,560	36,806,432
Distributors - 0.3%
Genuine Parts Co.	10,072	1,278,338
LKQ Corp. (a)	20,115	1,020,836
Pool Corp.	2,806	1,340,763
		3,639,937
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc. (a)	2,857	6,223,289
Darden Restaurants, Inc.	9,091	1,326,195
Domino's Pizza, Inc.	2,707	1,422,501
Hilton Worldwide Holdings, Inc. (a)	19,365	2,545,529
McDonald's Corp.	52,005	12,622,134
Starbucks Corp.	82,119	9,971,710
Vail Resorts, Inc. (a)	2,808	857,002
		34,968,360
Household Durables - 0.3%
Garmin Ltd.	10,689	1,680,311
Mohawk Industries, Inc. (a)	4,164	811,564
Newell Brands, Inc.	26,654	659,687
NVR, Inc. (a)	244	1,274,314
		4,425,876
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	47,462	3,237,383
MercadoLibre, Inc. (a)	3,131	4,911,600
		8,148,983
Leisure Products - 0.1%
Hasbro, Inc.	9,101	905,003
Multiline Retail - 0.7%
Target Corp.	34,929	9,118,215
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	4,570	969,114
Best Buy Co., Inc.	16,255	1,826,249
Burlington Stores, Inc. (a)	4,620	1,546,776
CarMax, Inc. (a)	11,337	1,518,591
Lowe's Companies, Inc.	50,987	9,824,685
The Home Depot, Inc.	75,093	24,644,772
TJX Companies, Inc.	83,745	5,762,493
Tractor Supply Co.	8,112	1,467,704
		47,560,384
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	8,637	3,456,268
NIKE, Inc. Class B	88,686	14,855,792
VF Corp.	23,224	1,862,565
		20,174,625

TOTAL CONSUMER DISCRETIONARY		169,706,814

CONSUMER STAPLES - 6.1%
Beverages - 2.4%
Keurig Dr. Pepper, Inc.	49,075	1,727,931
PepsiCo, Inc.	96,227	15,102,828
The Coca-Cola Co.	285,547	16,284,745
		33,115,504
Food & Staples Retailing - 0.2%
Kroger Co.	50,448	2,053,234
Food Products - 0.7%
Bunge Ltd.	9,776	758,911
Campbell Soup Co.	13,735	600,494
Conagra Brands, Inc.	34,077	1,141,239
General Mills, Inc.	42,647	2,510,202
Hormel Foods Corp.	20,712	960,623
Kellogg Co.	17,993	1,140,036
Lamb Weston Holdings, Inc.	10,209	681,655
McCormick & Co., Inc. (non-vtg.)	17,364	1,461,528
The J.M. Smucker Co.	7,643	1,002,074
		10,256,762
Household Products - 2.4%
Colgate-Palmolive Co.	56,226	4,469,967
Kimberly-Clark Corp.	23,600	3,202,992
Procter & Gamble Co.	171,759	24,429,283
The Clorox Co.	8,773	1,586,948
		33,689,190
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	16,024	5,349,292

TOTAL CONSUMER STAPLES		84,463,982

ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	50,843	1,079,905
Schlumberger Ltd.	97,527	2,811,703
		3,891,608
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy, Inc. (a)	16,799	1,426,739
Marathon Petroleum Corp.	45,408	2,507,430
ONEOK, Inc.	31,037	1,612,993
Phillips 66 Co.	30,476	2,237,853
The Williams Companies, Inc.	84,659	2,120,708
Valero Energy Corp.	28,497	1,908,444
		11,814,167

TOTAL ENERGY		15,705,775

FINANCIALS - 10.9%
Banks - 1.9%
Citizens Financial Group, Inc.	29,650	1,250,044
First Republic Bank	12,153	2,370,078
Huntington Bancshares, Inc./Ohio	102,909	1,448,959
KeyCorp	67,572	1,328,466
M&T Bank Corp.	8,972	1,200,902
PNC Financial Services Group, Inc.	29,553	5,390,763
Regions Financial Corp.	67,004	1,289,827
SVB Financial Group (a)	3,896	2,142,644
Truist Financial Corp.	93,966	5,114,569
U.S. Bancorp	99,536	5,528,229
		27,064,481
Capital Markets - 4.8%
Ameriprise Financial, Inc.	8,143	2,097,311
Bank of New York Mellon Corp.	58,226	2,988,741
BlackRock, Inc. Class A	10,646	9,231,892
Carlyle Group LP	11,140	562,236
Cboe Global Markets, Inc.	7,478	885,919
Charles Schwab Corp.	100,610	6,836,450
CME Group, Inc.	25,039	5,311,523
FactSet Research Systems, Inc.	2,649	946,435
Franklin Resources, Inc.	21,151	625,012
Intercontinental Exchange, Inc.	39,179	4,694,820
Invesco Ltd.	27,217	663,550
MarketAxess Holdings, Inc.	2,650	1,259,201
Moody's Corp.	11,745	4,416,120
Morgan Stanley	98,457	9,449,903
NASDAQ, Inc.	8,046	1,502,430
Northern Trust Corp.	13,803	1,557,669
Raymond James Financial, Inc.	8,644	1,119,225
S&P Global, Inc.	16,789	7,197,780
State Street Corp.	24,536	2,138,067
T. Rowe Price Group, Inc.	15,899	3,245,940
		66,730,224
Consumer Finance - 0.9%
Ally Financial, Inc.	26,088	1,339,880
American Express Co.	47,762	8,144,854
Discover Financial Services	21,393	2,659,578
		12,144,312
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	27,349	844,264
Voya Financial, Inc.	8,662	557,833
		1,402,097
Insurance - 3.1%
AFLAC, Inc.	45,626	2,509,430
Allstate Corp.	21,125	2,747,306
American Financial Group, Inc.	5,123	648,008
American International Group, Inc.	60,321	2,856,199
Aon PLC	15,762	4,098,593
Arch Capital Group Ltd. (a)	28,366	1,106,274
Arthur J. Gallagher & Co.	13,514	1,882,635
Assurant, Inc.	4,038	637,237
Chubb Ltd.	31,403	5,298,942
Erie Indemnity Co. Class A	1,769	327,070
Hartford Financial Services Group, Inc.	24,936	1,586,428
Lincoln National Corp.	12,720	783,806
Loews Corp.	15,831	849,017
Marsh & McLennan Companies, Inc.	35,446	5,218,360
Principal Financial Group, Inc.	19,015	1,181,402
Progressive Corp.	40,852	3,887,476
Prudential Financial, Inc.	27,690	2,776,753
Reinsurance Group of America, Inc.	4,753	523,686
The Travelers Companies, Inc.	17,592	2,619,801
Willis Towers Watson PLC	8,996	1,853,896
		43,392,319
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	97,520	827,945

TOTAL FINANCIALS		151,561,378

HEALTH CARE - 13.7%
Biotechnology - 1.8%
Amgen, Inc.	40,285	9,730,439
Biogen, Inc. (a)	10,625	3,471,506
BioMarin Pharmaceutical, Inc. (a)	12,676	972,629
Gilead Sciences, Inc.	87,648	5,985,482
Horizon Therapeutics PLC (a)	14,846	1,484,897
Vertex Pharmaceuticals, Inc. (a)	18,132	3,655,049
		25,300,002
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	3,155	1,032,127
Align Technology, Inc. (a)	5,225	3,635,555
Baxter International, Inc.	35,231	2,725,118
Dentsply Sirona, Inc.	15,244	1,006,714
DexCom, Inc. (a)	6,708	3,458,041
Edwards Lifesciences Corp. (a)	43,561	4,890,593
Hologic, Inc. (a)	17,972	1,348,619
IDEXX Laboratories, Inc. (a)	5,958	4,042,682
Insulet Corp. (a)	4,609	1,289,091
Novocure Ltd. (a)	6,429	990,130
ResMed, Inc.	10,149	2,758,498
STERIS PLC	6,949	1,514,535
Teleflex, Inc.	3,257	1,294,430
West Pharmaceutical Services, Inc.	5,169	2,128,232
		32,114,365
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	10,709	1,308,319
Cardinal Health, Inc.	20,482	1,216,221
Centene Corp. (a)	40,566	2,783,233
Cigna Corp.	24,541	5,631,914
DaVita HealthCare Partners, Inc. (a)	4,961	596,560
HCA Holdings, Inc.	18,967	4,707,609
Humana, Inc.	8,988	3,827,630
Laboratory Corp. of America Holdings (a)	6,807	2,015,893
Quest Diagnostics, Inc.	9,308	1,319,874
		23,407,253
Health Care Technology - 0.2%
Cerner Corp.	21,363	1,717,372
Teladoc Health, Inc. (a)(b)	9,434	1,400,477
		3,117,849
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	21,274	3,259,815
Bio-Techne Corp.	2,706	1,304,941
Illumina, Inc. (a)	10,177	5,045,248
Mettler-Toledo International, Inc. (a)	1,633	2,406,568
Thermo Fisher Scientific, Inc.	27,467	14,832,455
Waters Corp. (a)	4,337	1,690,606
		28,539,633
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	156,274	10,606,316
Catalent, Inc. (a)	11,873	1,422,504
Eli Lilly & Co.	56,823	13,836,401
Jazz Pharmaceuticals PLC (a)	4,233	717,578
Johnson & Johnson	183,351	31,573,042
Merck & Co., Inc.	176,490	13,566,786
Zoetis, Inc. Class A	33,143	6,718,086
		78,440,713

TOTAL HEALTH CARE		190,919,815

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.2%
Howmet Aerospace, Inc.	27,228	893,623
Teledyne Technologies, Inc. (a)	3,235	1,464,711
		2,358,334
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	9,334	832,313
Expeditors International of Washington, Inc.	11,815	1,515,274
United Parcel Service, Inc. Class B	50,187	9,603,784
		11,951,371
Airlines - 0.0%
Delta Air Lines, Inc. (a)	11,067	441,573
Building Products - 0.8%
Allegion PLC	6,328	864,405
Fortune Brands Home & Security, Inc.	9,672	942,730
Johnson Controls International PLC	50,240	3,588,141
Lennox International, Inc.	2,369	780,420
Masco Corp.	17,934	1,070,839
Owens Corning	7,318	703,699
Trane Technologies PLC	16,631	3,386,238
		11,336,472
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	14,834	2,180,598
Waste Management, Inc.	29,514	4,375,746
		6,556,344
Electrical Equipment - 0.6%
Eaton Corp. PLC	27,768	4,388,732
Generac Holdings, Inc. (a)	4,385	1,838,894
Rockwell Automation, Inc.	8,102	2,490,717
		8,718,343
Industrial Conglomerates - 0.8%
3M Co.	40,393	7,995,390
Roper Technologies, Inc.	7,320	3,596,609
		11,591,999
Machinery - 2.5%
Caterpillar, Inc.	38,035	7,863,736
Cummins, Inc.	10,299	2,390,398
Deere & Co.	20,770	7,510,224
Dover Corp.	10,020	1,674,542
Fortive Corp.	22,390	1,626,857
IDEX Corp.	5,293	1,199,870
Illinois Tool Works, Inc.	22,087	5,006,460
PACCAR, Inc.	24,199	2,008,275
Pentair PLC	11,583	853,320
Snap-On, Inc.	3,781	824,182
Stanley Black & Decker, Inc.	11,222	2,211,295
Xylem, Inc.	12,584	1,583,696
		34,752,855
Professional Services - 0.3%
IHS Markit Ltd.	26,279	3,070,438
Robert Half International, Inc.	7,890	774,877
		3,845,315
Road & Rail - 1.6%
AMERCO	681	400,401
CSX Corp.	159,566	5,157,173
Kansas City Southern	6,337	1,697,049
Norfolk Southern Corp.	17,572	4,530,589
Union Pacific Corp.	46,723	10,221,123
		22,006,335
Trading Companies & Distributors - 0.4%
Fastenal Co.	40,058	2,193,977
United Rentals, Inc. (a)	5,036	1,659,614
W.W. Grainger, Inc.	3,105	1,380,421
		5,234,012

TOTAL INDUSTRIALS		118,792,953

INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	294,470	16,304,804
Motorola Solutions, Inc.	11,790	2,640,017
		18,944,821
Electronic Equipment & Components - 0.5%
Cognex Corp.	12,278	1,110,054
Keysight Technologies, Inc. (a)	12,979	2,135,694
Trimble, Inc. (a)	17,450	1,491,975
Zebra Technologies Corp. Class A (a)	3,729	2,060,198
		6,797,921
IT Services - 6.1%
Accenture PLC Class A	44,239	14,053,846
Automatic Data Processing, Inc.	29,849	6,257,246
IBM Corp.	62,329	8,785,896
MasterCard, Inc. Class A	61,843	23,867,687
Okta, Inc. (a)	8,455	2,095,064
The Western Union Co.	28,660	665,199
Visa, Inc. Class A	118,305	29,149,169
		84,874,107
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	64,007	8,956,500
Intel Corp.	283,395	15,223,979
Lam Research Corp.	9,968	6,353,703
NVIDIA Corp.	172,702	33,675,163
Texas Instruments, Inc.	64,187	12,235,326
		76,444,671
Software - 14.7%
Adobe, Inc. (a)	33,389	20,755,604
ANSYS, Inc. (a)	6,051	2,229,551
Autodesk, Inc. (a)	15,337	4,925,171
Cadence Design Systems, Inc. (a)	19,458	2,872,974
Citrix Systems, Inc.	8,576	864,032
Intuit, Inc.	19,100	10,122,427
Microsoft Corp.	499,768	142,388,900
Salesforce.com, Inc. (a)	67,764	16,394,145
VMware, Inc. Class A (a)(b)	5,863	901,378
Workday, Inc. Class A (a)	12,555	2,942,892
		204,397,074
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	90,738	1,315,701
HP, Inc.	86,952	2,510,304
		3,826,005

TOTAL INFORMATION TECHNOLOGY		395,284,599

MATERIALS - 2.9%
Chemicals - 2.3%
DuPont de Nemours, Inc.	37,533	2,816,852
Ecolab, Inc.	17,919	3,957,053
International Flavors & Fragrances, Inc.	17,348	2,613,303
Linde PLC	36,503	11,220,657
LyondellBasell Industries NV Class A	18,645	1,852,008
PPG Industries, Inc.	16,516	2,700,696
Sherwin-Williams Co.	17,812	5,183,826
The Mosaic Co.	25,119	784,466
		31,128,861
Containers & Packaging - 0.3%
Amcor PLC	108,938	1,259,323
Ball Corp.	22,722	1,837,755
International Paper Co.	26,048	1,504,532
		4,601,610
Metals & Mining - 0.3%
Newmont Corp.	55,823	3,506,801
Steel Dynamics, Inc.	14,674	945,739
		4,452,540

TOTAL MATERIALS		40,183,011

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	30,996	8,765,669
Boston Properties, Inc.	10,319	1,211,244
Crown Castle International Corp.	30,084	5,808,920
Equinix, Inc.	6,228	5,109,513
Equity Residential (SBI)	24,695	2,077,590
Healthpeak Properties, Inc.	37,575	1,389,148
Host Hotels & Resorts, Inc. (a)	49,203	783,804
Prologis (REIT), Inc.	51,581	6,604,431
Welltower, Inc.	29,113	2,528,755
Weyerhaeuser Co.	52,156	1,759,222
		36,038,296
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	23,408	2,257,936

TOTAL REAL ESTATE		38,296,232

UTILITIES - 1.0%
Electric Utilities - 0.3%
Edison International	26,455	1,441,798
Eversource Energy	23,925	2,064,010
		3,505,808
Gas Utilities - 0.1%
Atmos Energy Corp.	8,938	881,197
UGI Corp.	14,544	668,879
		1,550,076
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	38,473	979,523
Consolidated Edison, Inc.	23,885	1,761,996
Sempra Energy	22,094	2,886,581
		5,628,100
Water Utilities - 0.2%
American Water Works Co., Inc.	12,656	2,152,912
Essential Utilities, Inc.	16,251	798,249
		2,951,161

TOTAL UTILITIES		13,635,145

TOTAL COMMON STOCKS
(Cost $1,085,370,982)		1,382,008,637

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (c)	12,716,144	12,718,688
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	2,317,888	2,318,120
TOTAL MONEY MARKET FUNDS
(Cost $15,036,808)		15,036,808
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,100,407,790)		1,397,045,445
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(8,515,510)
NET ASSETS - 100%		$1,388,529,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Sept. 2021	$6,145,300	$190,633	$190,633

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $528,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,813
Fidelity Securities Lending Cash Central Fund	7,536
Total	$11,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,091,128	$437,475,242	$427,847,482	$(200)	$--	$12,718,688	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,220,970	24,575,915	23,478,765	--	--	2,318,120	0.0%
Total	$4,312,098	$462,051,157	$451,326,247	$(200)	$--	$15,036,808

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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